Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	000-23115
Entity Registrant Name	YUNHONG GREEN CTI LTD.
Entity Central Index Key	0001042187
Entity Tax Identification Number	36-2848943
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	22160 N. Pepper Road
Entity Address, City or Town	Lake Barrington
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60010
City Area Code	(847)
Local Phone Number	382-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	YHGJ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false